Equity Incentive Plans:	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans:

12.           Equity Incentive Plans:

Details of the Company’s equity incentive plans and share awards granted through December 31, 2025, are discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

During the six-month period ended June 30, 2026, the Company issued 455,130 common shares in connection with its equity incentive plans discussed below and in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report. In May 2026, the Company’s Board of Directors adopted the 2026 Equity Incentive Plan (the “2026 Plan”) and reserved for issuance 687,600 common shares thereunder. On May 19, 2026, all of these restricted common shares were granted to certain directors officers and employees, of which 384,751 restricted common shares vest in November 2026, 222,884 restricted common shares vest in May 2027 and the remaining 79,965 restricted common shares vest in May 2029. The fair value of each share was $26.08 based on the closing price of the Company’s common shares on the grant date.

The share-based compensation cost for the six-month periods ended June 30, 2025 and 2026, which is included under “General and administrative expenses” in the unaudited interim condensed consolidated income statements, amounted to $6,431 and $5,902, respectively.

12.             Equity Incentive Plans - continued:

A summary of the status of the Company’s non-vested restricted shares as of June 30, 2026 and the movement during the six-month period ended June 30, 2026 is presented below.

	Number of shares	Weighted Average Grant Date Fair Value per share
Unvested as at January 1, 2026	655,050	$16.38
Granted	687,600	26.08
Vested	(472,447)	15.43
Unvested as at June 30, 2026	870,203	$24.56

As of June 30, 2026, the estimated compensation cost relating to non-vested restricted share awards not yet recognized is $16,473 and is expected to be recognized over the weighted average period of 0.97 years. During the six-month period ended June 30, 2026, the Company paid $678 for dividends to shareholders of non-vested shares.